Share Purchase Warrants (Summary Of Warrant Transactions) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Share purchase warrants
Number Of Warrants
Balance, beginning of period
Granted	3,250,000
Exercised
Expired
Balance, end of period	3,250,000
Weighted Average Exercise Price
Balance, beginning of period
Granted	$ 0.73
Exercised
Expired
Balance, end of period	$ 0.73